Annual Total Returns [BarChart] - First Trust FTSE EPRA-NAREIT Developed Markets Real Estate Index Fund - First Trust FTSE EPRA-NAREIT Developed Markets Real Estate Index Fund	Feb. 01, 2021
Bar Chart Table:
2011	(6.49%)
2012	28.28%
2013	2.97%
2014	14.73%
2015	(0.65%)
2016	4.37%
2017	10.57%
2018	(5.11%)
2019	21.82%
2020	(8.98%)